OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2022
OTHER RECEIVABLES
Schedule of other receivables

	As of	As of
	March 31, 2022	March 31, 2021
	USD	USD

Other receivables	24,621,834	10,368,959
Allowance for uncollectible other receivables	(4,621,834)	—
Other receivables, net	20,000,000	10,368,959
Other receivables – current	20,000,000	8,872,838
Other receivables – non-current	—	1,496,121